ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2013
ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY

33.	ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY

In accordance with the PRC Regulations on Enterprises with Foreign Investment, an enterprise established in the PRC with foreign investment is required to provide for certain statutory reserves, namely (i) General Reserve Fund, (ii) Enterprise Expansion Fund and (iii) Staff Welfare and Bonus Fund, which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A wholly-owned foreign enterprise (“WOFE”) is required to allocate at least 10% of its annual after-tax profit to the General Reserve Fund until the balance of such fund has reached 50% of its respective registered capital. A non wholly-owned foreign invested enterprise is permitted to provide for the above allocation at the discretion of its board of directors. Appropriations to the Enterprise Expansion Fund and Staff Welfare and Bonus Fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

SolarOne Nantong is an WOFE since its establishment in 2011. SolarOne Qidong became a WOFE in May 2006 and, therefore, is subject to the above mandated restrictions on distributable profits. Prior to May 2006, although SolarOne Qidong was a Sino-foreign joint venture enterprise, it was required to allocate at least 10% of its after-tax profit to the General Reserve Fund in accordance with the joint venture agreements entered into among the then joint venture partners and the appropriations to the Enterprise Expansion Fund and Staff Welfare and Bonus Fund were at the discretion of the board of directors.

For other subsidiaries incorporated in PRC, including SolarOne Technology, SolarOne Shanghai, Solar R&D, Solar Engineering, Nantong Hanwha I&E and Nantong Tech, the General Reserve Fund was appropriated based on 10% of net profits as reported in each subsidiary’s PRC statutory accounts.

The Group provided RMB4,456,000 statutory reserves for the year ended December 31, 2011. There were no statutory reserves provided for the year ended December 31, 2012 and 2013 as all of the Group’s PRC subsidiaries incurred net losses in these two years.

Under PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer their net assets to the Company in the form of dividend payments, loans, or advances. As determined pursuant to PRC generally accepted accounting principles, net assets of the Company’s PRC subsidiaries which are restricted from transfer amounted to RMB3,401,404,000 (US$561,871,913) as of December 31, 2013.

Condensed Balance Sheets

		As of December 31,
	Note	2012	2013	2013
		(RMB’000)	(RMB’000)	(US$’000)
ASSETS
Current assets:
Cash and cash equivalents		3,216	4,671	772
Other receivables		98	98	16
Deferred expenses		3,969	4,155	686
Amount due from subsidiaries	b	3,600,276	3,480,154	574,881

Total current assets		3,607,559	3,489,078	576,355

Non-current assets:
Long-term deferred expenses	c	4,090	175	29

Total non-current assets		4,090	175	29

Total assets		3,611,649	3,489,253	576,384

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	d	11,654	14,987	2,476
Derivative contracts		8,127	—	—
Amount due to subsidiaries	b	21,073	20,441	3,377

Total current liabilities		40,854	35,428	5,853

Non-current liabilities:
Convertible bonds		368,590	470,357	77,697
Loss in excess of investments	a	454,862	1,093,073	180,563

Total non-current liabilities		823,452	1,563,430	258,260

Total liabilities		864,306	1,598,858	264,113

Redeemable ordinary shares (par value US$0.0001 per share; 20,070,375 and 20,070,375 shares issued and outstanding at December 31, 2012 and 2013, respectively)		24	24	4

Shareholders’ equity
Ordinary shares (par value US$0.0001 per share; 1,000,000,000 and 1,000,000,000 shares authorized; 423,395,432 shares and 431,525,432 shares issued and outstanding at December 31, 2012 and 2013, respectively)		316	321	53
Additional paid-in capital		4,004,199	4,022,147	664,411
Accumulated deficit		(1,255,977)	(2,130,067)	(351,862)
Accumulated other comprehensive loss		(1,219)	(2,030)	(335)

Total shareholders’ equity		2,747,319	1,890,371	312,267

Total liabilities, redeemable ordinary shares and shareholders’ equity		3,611,649	3,489,253	576,384

Condensed Statements of Comprehensive Loss

		For the year ended December 31,
	Note	2011	2012	2013	2013
		(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Net revenues		—	—	—	—
Cost of revenues		—	—	—	—

Gross loss		—	—	—	—
Operating expenses		(20,574)	(7,753)	(10,355)	(1,710)

Operating loss		(20,574)	(7,753)	(10,355)	(1,710)

Share of loss from subsidiaries		(843,703)	(1,336,805)	(642,447)	(106,125)
Interest expenses – net		(142,404)	(118,680)	(133,585)	(22,067)
Changes in fair value of derivative contracts		(7,508)	(4,784)	6,564	1,084
Changes in fair value of conversion feature of convertible bonds		264,384	(5,692)	(6,105)	(1,008)
Loss on extinguishment of debt		—	(82,713)	—	—
Exchange losses		(180,299)	(7,651)	(88,973)	(14,697)

Loss before tax		(930,104)	(1,564,078)	(874,901)	(144,523)
Income tax expenses		—	—	—	—

Net loss		(930,104)	(1,564,078)	(874,901)	(144,523)

Condensed Statements of Cash Flows

	For the year ended December 31,
	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Net cash used in operating activities	(56,383)	(41,176)	(2,500)	(413)

Net cash used in investing activities	(5,105)	(13,001)	(11,338)	(1,873)

Net cash provided by financing activities	40,449	50,623	15,293	2,527

Net increase (decrease) in cash and cash equivalents	(21,039)	(3,554)	1,455	241
Cash and cash equivalents at the beginning of year	27,809	6,770	3,216	531

Cash and cash equivalents at the end of year	6,770	3,216	4,671	772

Notes to the Condensed Financial Statements of the Company

(a)	Basis of presentation

In the Company-only condensed financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception or acquisition. The Company-only condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323-10, Investments-Equity Method and Joint Ventures. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and share of the subsidiaries’ profit or loss as “Share of profit (loss) from subsidiaries” on the condensed statements of comprehensive income. Under the equity method of accounting, the Company shall adjust the carrying amount of the investment for its share of the subsidiary’s cumulative losses until the investment balance reaches zero, unless it is contractually obligated to continue to pick up the subsidiary’s losses. The Company confirmed its unlimited financial support to its subsidiaries for their operations. Consequently, the Company recognized RMB1,093,073,000 (US$180,562,796) of its share of cumulative losses in excess of its investment in “Losses in excess of investments” as of December 31, 2013 (2012: RMB454,862,000).

The subsidiaries did not pay any dividends to the Company for the periods presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.

(b)	Related party transactions and balances

As of December 31, 2012 and 2013, the Company paid on behalf of its subsidiaries of RMB3,600,276,000 and RMB3,480,154,000 (US$574,880,486), respectively, and subsidiaries of the Company paid on behalf the Company of RMB21,073,000 and RMB20,441,000 (US$3,376,613), respectively.

For the years ended December 31, 2012 and 2013, the Company paid on behalf of its subsidiaries of RMB34,466,000 and RMB9,775,000 (US$1,614,715), respectively, and subsidiaries of the Company paid operating expenses, interest expense and consideration for repurchase of convertible bonds of RMB359,325,000 and RMB129,265,000 (US$21,353,057), respectively, on behalf of the Company.

As of December 31, 2012 and 2013, all balances with related parties were unsecured, non-interesting bearing and repayable on demand.

(c)	Long-term deferred expenses

The long-term deferred expenses as of December 31, 2012 and 2013 mainly included the cost related to issuance of convertible bonds (Note 22) amortized over 7 years using the effective interest rate method since January 2008. These issuance costs have been recorded as “Long-term deferred expenses.” As of December 31, 2012 and 2013, the unamortized costs recorded in long-term deferred expenses related to the issuance of convertible bonds amounted to RMB4,080,000 and RMB166,000 (US$27,421), respectively.

(d)	Accrued expenses and other payables

As of December 31, 2012 and 2013, other payables mainly included interest payable to the holders of the convertible bonds of RMB10,068,000 and RMB9,766,000 (US$1,613,228), respectively.

(e)	Commitments

The Company did not have any significant commitments or long-term obligations, other than the convertible bonds, as of December 31, 2012 or 2013.

(f)	Convenience translation

Amounts in United States dollars are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.0537 on December 31, 2013 in the City of New York for cable transfers of Renminbi as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the Renminbi amounts could have been, or could be, converted into United States dollars at such rate.